Selected Quarterly Financial Data - Unaudited (Details) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares	Sep. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Sep. 30, 2014 USD ($) $ / shares	Jun. 30, 2014 USD ($) $ / shares	Mar. 31, 2014 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($) $ / shares	Jan. 31, 2016
Selected Quarterly Financial Information [Abstract]
Net Sales | $	$ 14,300	$ 13,788	$ 14,690	$ 13,320	$ 14,980	$ 14,613	$ 14,868	$ 13,439	$ 56,098	$ 57,900	$ 56,600
Gross margin | $	3,647	3,988	4,218	3,814	4,249	4,448	4,448	3,857
Net income attributable to common shareowners | $	$ 3,278	$ 1,362	$ 1,542	$ 1,426	$ 1,473	$ 1,854	$ 1,680	$ 1,213	$ 7,608	$ 6,220	$ 5,721
Earnings Per Share of Common Stock - Basic and Diluted:
Basic - net income	$ 3.86	$ 1.55	$ 1.76	$ 1.60	$ 1.64	$ 2.07	$ 1.87	$ 1.35	$ 8.72	$ 6.92	$ 6.35
Diluted - net income	3.86	1.54	1.73	1.58	1.62	2.04	1.84	1.32	8.61	6.82	6.25
Common Stock Price - High	100.80	111.58	119.14	124.11	117.24	115.93	120.09	118.31
Common Stock Price - Low	88.36	86.82	110.93	111.52	99.17	103.79	113.10	107.91
Dividend	$ 0.640	$ 0.640	$ 0.640	$ 0.640	$ 0.590	$ 0.590	$ 0.590	$ 0.590	$ 2.560	$ 2.360	$ 2.195
Registered Shareholders Total												20,097